Private Placement Warrants and Recurring Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value of the private placement warrants
	December 31, 2022	December 31, 2021
Risk-free interest rate	4.0%	1.3%
Expected term (years)	4.5	5.5
Expected volatility	53.3%	18.5%
Exercise price	$11.50	$11.50
Dividend yield	0	0

Schedule of changes in the fair value of the private placement warrants liability
(in thousands)
Warrant liabilities at July 19, 2022	$114
Change in fair value of warrant liabilities	(90)
Warrant liabilities at December 31, 2022	$24

Schedule of assets and liabilities were measured at fair value on a recurring basis
	(in thousands)
	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Liabilities:
Private Placement Warrants	$24	$—	$—	$24
Total	$24	$—	$—	$24